ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

June 8, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File No.: 333-240020
ISE Mobile Payments ETF (S000069608)
ISE Cyber Security ETF (S000069609)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series listed above, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N‑14, which was electronically filed with the Commission on April 21, 2021.
If you have any questions, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.
Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary